Change in standards, interpretations and accounting policies	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Change in standards, interpretations and accounting policies
4.	Change in standards, interpretations and accounting policies
a)	Adoption of new accounting standards

The accounting policies used in these annual consolidated financial statements are consistent with those applied by the Company in its December 31, 2018 and 2017 audited annual consolidated financial statements except for the amendments to certain accounting standards which are relevant to the Company and were adopted by the Company as of January 1, 2018 and January 1, 2019 as described below.

IFRS 9, Financial Instruments

IFRS 9 replaces the provisions of IAS 39, Financial Instruments – Recognition and Measurement and provides guidance on the recognition, classification and measurement of financial assets and financial liabilities, the derecognition of financial instruments, impairment of financial assets and hedge accounting.

The Corporation adopted IFRS 9 as of January 1, 2018 and the new standard has been applied retrospectively in accordance with the transitional provisions of IFRS 9. The following table presents the carrying amount of financial assets held by Liminal at December 31, 2017 and their measurement category under IAS 39 and the new model under IFRS 9.

	IAS 39		IFRS 9
	Measurement	Carrying	Measurement	Carrying
	category	amount	category	amount
Cash and cash equivalents	FVPL	$23,166	Amortized cost	$23,166
Trade receivables	Amortized cost	1,796	Amortized cost	1,796
Other receivables	Amortized cost	397	Amortized cost	397
Restricted cash	FVPL	226	Amortized cost	226
Long-term receivables	Amortized cost	1,856	Amortized cost	1,856
Equity investments	Cost	1,228	FVPL	1,228
Convertible debt	Cost	87	FVPL	87

There has been no impact caused by the new classification of financial assets under IFRS 9. The classification of all financial liabilities at amortized cost remains unchanged as well as their measurement resulting from their classification.

Under IFRS 9, modifications to financial assets and financial liabilities, shall be accounted for by recalculating the present value of the modified contractual cashflows at the original effective interest rate and the adjustment shall be recognized as a gain or loss in profit or loss. Under IAS 39, the impact of modifications was recognized prospectively over the remaining term of the debt.

The adoption of the accounting for modifications under the new standard has resulted in the restatement of the opening deficit and the long-term debt at January 1, 2018 as follows:

Deficit	$110
Long-term debt	(110)

IFRS 15, Revenue from contracts with customers

IFRS 15 replaces IAS 11, Construction Contracts, and IAS 18, Revenue and related interpretations and represents a new single model for recognition of revenue from contracts with customers. The model features a five-step analysis of transactions to determine the nature of an entity’s obligation to perform and whether, how much, and when revenue is recognized.

The Corporation adopted IFRS 15 as of January 1, 2018 and the new standard has been applied retrospectively using the modified retrospective approach, where prior periods are not restated and the cumulative effect of initially applying this standard is recognized in the opening deficit balance on January 1, 2018. The Corporation has also availed itself of the following practical expedients:

•the standard was applied retrospectively only to contracts that were not completed on January 1, 2018; and

•for contracts that were modified before January 1, 2018, the Corporation analyzed the effects of all modifications when identifying whether performance obligations were satisfied, determining the transaction price and allocating the transaction price to the satisfied or unsatisfied performance obligations.

There has been no impact of the adoption of IFRS 15 as at January 1, 2018 and for the year end December 31, 2018.

IFRIC 22, Foreign Currency Transactions and Advance Consideration (“IFRIC 22”)

IFRIC 22 addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) and on the derecognition of a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. The Corporation adopted IFRIC 22 retrospectively on January 1, 2018. The adoption of the standard did not have a significant impact on the financial statements.

IFRS 16, Leases (“IFRS 16”)

IFRS 16 replaces IAS 17, Leases (“IAS 17”). IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is less than 12 months, or the underlying asset has a low value. IFRS 16 substantially carries forward the lessor accounting in IAS 17 with the distinction between operating leases and finance leases being retained.

Effective January 1, 2019, the Company adopted IFRS 16 using the modified retrospective approach and accordingly the information presented for 2018 has not been restated. The cumulative effect of initially applying the standard is recognized at the date of initial application. The current and long-term portions of operating and finance lease inducements and obligations presented in the statement of financial position at December 31, 2018, reflect the accounting treatment under IAS 17 and related interpretations.

The Company elected to use the transitional practical expedient allowing the standard to be applied only to contracts that were previously identified as leases under IAS 17 and IFRIC 4, Determining whether an arrangement contains a lease at the date of initial application. The Company applied the definition of a lease under IFRS 16 to contracts entered into or changed on or after January 1, 2019.

The Company also elected to record right-of-use assets for leases previously classified as operating leases under IAS 17 based on the corresponding lease liability, adjusted for prepaids or liabilities existing at the date of the transition that relate to the lease. When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average discount rate applied to the total lease liabilities recognized on transition was 18.54%. For leases that were previously classified as finance leases under IAS 17, the carrying amount of the right-of-use asset and the lease liability at the date of adoption was established as the carrying amount of the lease asset classified in capital assets and the finance lease obligation at December 31, 2018. These assets and liabilities are grouped under right-of-use assets and lease liabilities as of January 1, 2019 and IFRS 16 applies to these leases as of that date.

In addition, the Company elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases for which it is not required to recognize a right-of-use asset and a corresponding lease liability. The Company also elected to not apply IFRS 16 when the underlying asset in a lease is of low value.

The Company has elected, for the class of assets related to the lease of building space, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The table below shows which line items of the consolidated financial statements were affected by the adoption of IFRS 16 and the impact. There was no net impact on the deficit.

		Adjustments
	As reported as at	for the transition	Balance as at
	December 31, 2018	to IFRS 16	January 1, 2019
Assets
Prepaids	$1,452	$(84)	$1,368
Capital assets (note 9)	41,113	(1,043)	40,070
Right-of-use assets (note 10)	-	39,149	39,149
Liabilities
Accounts payable and accrued liabilities (note 13)	$31,855	$(2,499)	$29,356
Current portion of lease liabilities (note 14)	-	8,575	8,575
Long-term portion of lease liabilities (note 14)	-	34,126	34,126
Long-term portion of operating and finance lease inducements and obligations (note 17)	1,850	(1,850)	-
Other long-term liabilities (note 18)	5,695	(330)	5,365

Prior to adopting IFRS 16, the total minimum operating lease commitments as at December 31, 2018 were $74,977. The decrease between the total of the minimum lease payments set out in Note 29 of the audited annual consolidated financial statements for the year ended December 31, 2018 and the total lease liabilities recognized on adoption of $42,701 was principally due to the effect of discounting on the minimum lease payments. The amount also decreased slightly due to the fact that certain costs that are contractually committed under lease contracts, but which do not qualify to be accounted for as a lease liability, such as variable lease payments not tied to an index or rate, were previously included in the lease commitment table whereas they are not included in the calculation of the lease liabilities. These impacts were partially offset by the inclusion of lease payments beyond minimum commitments relating to reasonably certain renewal periods that had not yet been exercised as at December 31, 2018 which effect is to increase the liability. Right-of-use assets at transition have been measured at an amount equal to the corresponding lease liabilities, adjusted for any prepaid or accrued rent relating to that lease.

The consolidated statement of operations for the year ended December 31, 2019 was impacted by the adoption of IFRS 16 as the recording of depreciation of the right-of-use assets continues to be recorded in the same financial statement line items as it was previously while the implicit financing component of leasing agreements is now recorded under finance costs. The impact is not simply in the form of a reclassification but also in terms of measurement, which are very much affected by the discount rates used and whether the Company has included renewal periods when calculating the lease liability.

The consolidated cash flow statement for the year ended December 31, 2019 was also impacted since the cash flows attributable to the lease component of the lease agreements are now shown as payments of principal and interest on lease liabilities which are now part of cash flows from financing activities.

IFRIC 23, Uncertainty over income tax treatments (“IFRIC 23”)

IFRIC 23 clarifies how the recognition and measurement requirements of IAS 12 – Income Taxes are applied where there is uncertainty over income tax treatments. The Interpretation is effective for annual periods beginning on or after January 1, 2019 and was adopted by the Company on that date. The Company assessed the impact of this Interpretation and concluded that it had no impact on the amounts recorded in its consolidated statements of financial position on the date of adoption.

b)	New Standards and interpretations not yet adopted

There are currently no new standards or interpretations not yet in effect that the Company reasonably expects would have an impact on its consolidated financial statements.